OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - Reserve of cash flow hedges [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow hedging reserve
Balance	£ 1,051	£ 1,405	£ 2,136
Change in fair value of hedging derivatives	906	165	(242)
Income statement transfers	(453)	(519)	(489)
Balance	1,504	1,051	1,405
Pre-Tax [Member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	1,209	234	(363)
Income statement transfers	(608)	(701)	(651)
Deferred Income Tax Charge [Member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	(303)	(69)	121
Income statement transfers	£ 155	£ 182	£ 162